UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22033

MFS SERIES TRUST XIV

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Institutional Money Market Fund

QUARTERLY REPORT

May 31, 2012

PORTFOLIO OF INVESTMENTS

5/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Certificates of Deposit - 18.2%
Major Banks - 13.9%
Bank of Montreal/Chicago Branch, 0.15%, due 6/07/12	$28,820,000	$28,820,000
Bank of Montreal/Chicago Branch, 0.16%, due 7/06/12	100,000,000	100,000,000
Bank of Nova Scotia/Houston Branch, 0.14%, due 7/03/12	47,550,000	47,550,000
Bank of Nova Scotia/Houston Branch, 0.18%, due 7/09/12	68,570,000	68,570,000
Bank of Nova Scotia/Houston Branch, 0.18%, due 7/11/12	21,140,000	21,140,000
Chase Bank USA N.A, 0.18%, due 6/15/12	26,600,000	26,600,000
Royal Bank of Canada/Chicago Branch, 0.11%, due 6/12/12	40,830,000	40,830,000
Toronto Dominion Holdings (USA), Inc., 0.13%, due 7/02/12	51,700,000	51,700,000
Toronto Dominion Holdings (USA), Inc., 0.14%, due 7/06/12	1,570,000	1,570,000
Toronto Dominion Holdings (USA), Inc., 0.17%, due 7/09/12	18,630,000	18,630,000
Toronto Dominion Holdings (USA), Inc., 0.17%, due 7/12/12	40,000,000	40,000,000

		$445,410,000
Other Banks & Diversified Financials - 4.3%
Branch Banking & Trust Co., 0.18%, due 7/23/12	$26,250,000	$26,250,000
Mizuho Corp. Bank (USA)/New York Branch, 0.17%, due 6/01/12	53,330,000	53,330,000
Mizuho Corp. Bank (USA)/New York Branch, 0.17%, due 6/08/12	59,570,000	59,570,000

		$139,150,000
Total Certificates of Deposit, at Cost and Value		$584,560,000

Commercial Paper (y) - 50.3%
Automotive - 4.9%
American Honda Finance Corp., 0.12%, due 6/26/12	$10,000,000	$9,999,167
American Honda Finance Corp., 0.15%, due 7/18/12	10,401,000	10,398,963
Toyota Motor Credit Corp., 0.12%, due 7/13/12	86,874,000	86,861,838
Toyota Motor Credit Corp., 0.15%, due 7/06/12	50,000,000	49,992,708

		$157,252,676
Conglomerates - 4.2%
Siemens Capital Corp., 0.13%, due 6/01/12 (t)	$66,560,000	$66,560,000
Siemens Capital Corp., 0.13%, due 6/07/12 (t)	38,578,000	38,577,164
Siemens Capital Corp., 0.15%, due 6/20/12 (t)	30,269,000	30,266,604

		$135,403,768
Consumer Products - 2.6%
Procter & Gamble Co., 0.14%, due 8/06/12 (t)	$82,426,000	$82,404,844

Electrical Equipment - 1.3%
General Electric Co., 0.12%, due 6/11/12	$27,441,000	$27,440,085
General Electric Co., 0.15%, due 6/28/12	15,050,000	15,048,307

		$42,488,392
Electronics - 3.5%
Emerson Electric Co., 0.12%, due 7/24/12 (t)	$25,000,000	$24,995,583
Emerson Electric Co., 0.14%, due 7/16/12 (t)	18,570,000	18,566,750
Emerson Electric Co., 0.15%, due 6/20/12 (t)	7,800,000	7,799,382
Emerson Electric Co., 0.15%, due 6/21/12 (t)	36,000,000	35,997,000
Emerson Electric Co., 0.15%, due 7/13/12 (t)	11,539,000	11,536,981
Emerson Electric Co., 0.15%, due 7/19/12 (t)	15,113,000	15,109,977

		$114,005,673

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Commercial Paper (y) - continued
Financial Institutions - 2.6%
General Electric Capital Corp., 0.11%, due 6/04/12	$65,095,000	$65,094,403
General Electric Capital Corp., 0.13%, due 6/25/12	19,265,000	19,263,330

		$84,357,733
Food & Beverages - 8.5%
Coca-Cola Co., 0.1%, due 6/14/12 (t)	$16,587,000	$16,586,401
Coca-Cola Co., 0.13%, due 6/14/12 (t)	39,690,000	39,688,137
Coca-Cola Co., 0.13%, due 6/19/12 (t)	26,077,000	26,075,305
Coca-Cola Co., 0.13%, due 7/30/12 (t)	25,000,000	24,994,674
Coca-Cola Co., 0.21%, due 9/04/12 (t)	28,019,000	28,003,473
Pepsico, Inc., 0.1%, due 6/15/12 (t)	69,000,000	68,997,317
Pepsico, Inc., 0.12%, due 8/06/12 (t)	67,872,000	67,857,068

		$272,202,375
Major Banks - 5.6%
HSBC USA, Inc., 0.17%, due 6/14/12	$25,781,000	$25,779,417
HSBC USA, Inc., 0.25%, due 6/26/12	84,265,000	84,250,371
National Australia Funding (Delaware), Inc., 0.18%, due 8/07/12 (t)	70,000,000	69,976,550

		$180,006,338
Pharmaceuticals - 8.9%
Abbott Laboratories, 0.11%, due 6/06/12 (t)	$33,576,000	$33,575,487
Abbott Laboratories, 0.12%, due 6/27/12 (t)	25,571,000	25,568,784
Abbott Laboratories, 0.13%, due 7/10/12 (t)	31,271,000	31,266,596
Merck & Co., Inc., 0.1%, due 6/04/12 (t)	19,500,000	19,499,837
Merck & Co., Inc., 0.12%, due 6/25/12 (t)	16,659,000	16,657,667
Merck & Co., Inc., 0.13%, due 6/04/12 (t)	34,841,000	34,840,623
Merck & Co., Inc., 0.14%, due 6/18/12 (t)	34,028,000	34,025,750
Novartis Finance Corp., 0.12%, due 6/04/12 (t)	11,564,000	11,563,884
Novartis Finance Corp., 0.13%, due 7/09/12 (t)	25,000,000	24,996,569
Sanofi, 0.15%, due 6/20/12 (t)	43,773,000	43,769,535
Sanofi, 0.17%, due 6/25/12 (t)	11,102,000	11,100,742

		$286,865,474
Retailers - 4.2%
Wal-Mart Stores, Inc., 0.08%, due 6/01/12 (t)	$53,335,000	$53,335,000
Wal-Mart Stores, Inc., 0.09%, due 6/11/12 (t)	31,998,000	31,997,200
Wal-Mart Stores, Inc., 0.09%, due 6/14/12 (t)	48,500,000	48,498,424

		$133,830,624
Tobacco - 4.0%
Philip Morris International, Inc., 0.14%, due 6/06/12 (t)	$109,448,000	$109,445,872
Philip Morris International, Inc., 0.14%, due 6/07/12 (t)	17,711,000	17,710,587

		$127,156,459
Total Commercial Paper, at Amortized Cost and Value		$1,615,974,356

U.S. Government Agencies and Equivalents (y) - 14.5%
Fannie Mae, 0.08%, due 7/02/12	$34,473,000	$34,470,625
Fannie Mae, 0.12%, due 7/02/12	3,330,000	3,329,656
Fannie Mae, 0.145%, due 8/22/12	100,000	99,967
Federal Home Loan Bank, 0.08%, due 6/01/12	24,500,000	24,500,000
Federal Home Loan Bank, 0.085%, due 8/01/12	30,000,000	29,995,679
Federal Home Loan Bank, 0.095%, due 7/27/12	19,663,000	19,660,094
Federal Home Loan Bank, 0.105%, due 6/15/12	8,750,000	8,749,643
Federal Home Loan Bank, 0.105%, due 8/03/12	15,000,000	14,997,244
Federal Home Loan Bank, 0.105%, due 8/24/12	25,000,000	24,993,875
Federal Home Loan Bank, 0.11%, due 8/24/12	48,764,000	48,751,484

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

U.S. Government Agencies and Equivalents (y) - continued
Federal Home Loan Bank, 0.12%, due 7/13/12	$61,782,000	$61,773,351
Federal Home Loan Bank, 0.13%, due 8/01/12	4,508,000	4,507,007
Freddie Mac, 0.06%, due 6/12/12	20,643,000	20,642,622
Freddie Mac, 0.08%, due 6/26/12	100,000,000	99,994,444
Freddie Mac, 0.13%, due 7/30/12	355,000	354,924
Freddie Mac, 0.155%, due 9/24/12	50,000,000	49,975,243
Tennessee Valley Authority, 0.09%, due 6/21/12	19,926,000	19,925,004
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$466,720,862

Floating Rate Demand Notes - 2.0%
Industrial Revenue - Other - 2.0%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.15%, due 6/01/12	$16,500,000	$16,500,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.15%, due 6/01/12	6,600,000	6,600,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.15%, due 6/01/12	17,900,000	17,900,000
Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.15%, due 6/01/12	23,500,000	23,500,000
Total Floating Rate Demand Notes, at Cost and Value		$64,500,000

Repurchase Agreements - 15.0%
Goldman Sachs Group, Inc. 0.18%, dated 5/31/11, due 6/01/11, total to be received $250,001,233 (secured by U.S. Treasury and Federal Agency obligations valued at $255,000,694 in an individually traded account)	$250,000,000	$250,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.18%, dated 5/31/11, due 6/01/11, total to be received $233,201,150 (secured by U.S. Treasury and Federal Agency obligations valued at $237,867,032 in an individually traded account)	233,200,000	233,200,000
Total Repurchase Agreements, at Cost and Value		$483,200,000
Total Investments, at Amortized Cost and Value		$3,214,955,218

Other Assets, Less Liabilities - (0.0)%		(295,941)
Net Assets - 100.0%		$3,214,659,277

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $3,214,955,218.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

5/31/12 (unaudited)

(1)	Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$3,214,955,218	$—	$3,214,955,218

For further information regarding security characteristics, see the Portfolio of Investments.

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIV

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: July 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: July 17, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2012

*	Print name and title of each signing officer under his or her signature.